Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net
7. Goodwill and Other Intangible Assets, Net
Other Intangibles Assets, Net
The following is a summary of the components of intangible assets and the related amortization expense (in thousands):

	March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (years)
Developed technology	$11,974	$(11,782)	$192	0.04
Customer relationships	39,170	(34,899)	4,271	0.9
Trade names	316	(316)	—	—
Capitalized software costs—work in progress (“WIP”)	6,382	—	6,382	N/A

Total other intangible assets	$57,842	$(46,997)	$10,845	0.8

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$12,235	$(11,452)	$783	0.3
Customer relationships	39,921	(32,896)	7,025	0.9
Trade names	323	(323)	—	—
Capitalized software costs—work in progress (“WIP”)	5,550	—	5,550	N/A

Total other intangible assets	$58,029	$(44,671)	$13,358	0.8

For the three months ended March 31, 2024 and 2023, amortization expense amounted to $3.3 million and $1.9 million, respectively.
Expected future amortization expense for intangible assets as of March 31, 2024 is as follows (in thousands):

Year ended December 31,
2024	$4,308
2025	2,071
2026	1,276
2027	1,276
Thereafter	1,914

Total	$10,845

Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

	March 31, 2024	December 31, 2023
Beginning Balance	$95,869	$92,728
Foreign currency translation	(2,256)	2,323
Additions from acquisitions		818
Impairment	—	—

Ending Balance	$93,613	$95,869

9. Goodwill and Intangible Assets
Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Beginning Balance	$92,728	$122,805
Foreign currency translation	2,323	(6,808)
Additions from acquisitions	818	—
Impairment	—	(23,269)

Ending Balance	$95,869	$92,728

Impairment of Goodwill
There was no goodwill impairment in the year ended December 31, 2023.
During the year ended December 31, 2022, the Company identified indicators of impairment related to goodwill due to the significant decline in the Company's stock price. The Company's stock price had rapidly declined during the fourth quarter, which was not consistent or was significantly worse than the performance of its peers and the market as a whole. Management concluded that, given the sustained decrease in its stock price, it was more likely than not that the Company's fair value was less than its carrying amount on December 31, 2022. Accordingly, the Company performed the quantitative impairment test by estimating the Company's fair value using a market-based approach, using Level 3 inputs such as comparable companies' market multiples and next fiscal year revenue projections. Based on the comparison of the Company's weighted estimated fair value to its carrying amount, a $23.3 million goodwill impairment charge was recorded during the year ended December 31, 2022.
Intangibles Assets, net
The detail of intangible assets is as follows (in thousands):

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$12,235	$(11,452)	$783	0.3
Customer relationships	39,921	(32,896)	7,025	0.9
Trade names	323	(323)	—	—
Capitalized software costs - work in progress (“WIP”)	5,550	—	5,550	N/A

Total	$58,029	$(44,671)	$13,358	0.8

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- average remaining life (Years)
Developed technology	$11,407	$(8,365)	$3,042	1.3
Customer relationships	31,124	(24,238)	6,886	1.3
Trade names	314	(314)	—	—
Capitalized software costs - WIP	1,100	—	1,100	N/A
Amortization expense was $11.6 million and $7.8 million for the years ended December 31, 2023 and 2022, respectively.

Expected future amortization expense for intangible assets as of December 31, 2023 is as follows (in thousands):

Year ended December 31,
2024	7,568
2025	1,905
2026	1,110
2027	1,110
Thereafter	1,665

Total	$13,358